Principal Accounting Policies - Schedule of Disaggregation of Revenue (Details)		6 Months Ended
		Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue		¥ 2,504,796,664	$ 364,864,772	¥ 717,834,732
Advertising and Marketing Service Provided to Advertising Customers Recorded Gross
Disaggregation Of Revenue [Line Items]
Revenue	[1]	1,894,943,812	276,029,688	533,983,843
Advertising and Marketing Service Provided to Advertising Platforms Recorded Net
Disaggregation Of Revenue [Line Items]
Revenue		550,236,683	80,151,010	135,887,052
Other Service
Disaggregation Of Revenue [Line Items]
Revenue	[2]	¥ 59,616,169	$ 8,684,074	¥ 47,963,837

[1]	For the six months ended June 30, 2018 and 2019, revenue in advertising services provided to advertising customers, recorded gross, include integrated marketing solution services which amounted to nil and RMB107.9 million, respectively, and includes advertising and marketing services provided to related parties which amounted to RMB1.2 million and RMB144.5 million, respectively. Refer to Note 20 for additional details.
[2]	For the six months ended June 30, 2018 and 2019, revenue in other services include the agent and platform services which amounted to RMB 44RMB44.0 million and RMB 28RMB28.9 million, respectively. For the six months ended June 30, 2018, the aforementioned agent and platform services also include RMB5.3 million of services that were provided to a related party. Refer to Note 20 for additional details.